SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years